Financial assets and liabilities - Net external debt (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets and liabilities
Loan notes	€ 6,918	€ 7,513
Term loan		627
Other borrowings	10	10
Net borrowings	6,928	8,150
Cash and cash equivalents	654	772	€ 553	€ 414
Derivative financial instruments used to hedge foreign currency and interest rate risk	251	0
Derivative financial instruments used to hedge foreign currency and interest rate risk	(6)	(124)
Net debt	€ 6,525	€ 7,254	€ 5,851